Financial investments - Summary investments measured under available-for-sale (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Financial investments
Fair value	¥ 406,718,669	$ 55,720,230	¥ 0
Additions	125,500,826	17,193,543	405,401,446
Subtraction	(398,996,244)	(54,662,262)
Unrealized gains (losses) accumulated in other comprehensive income	485,868	66,564	474,792
Total realized gains	7,914,986	1,084,349	842,431
Exchange differences	1,085,278	148,682
Fair value	142,709,383	19,551,106	406,718,669	$ 55,720,230
Amortized cost	141,685,928		406,243,877		$ 19,410,892
US Treasury securities with original maturities over three months
Financial investments
Fair value	56,181,082	7,696,777	0
Additions	0	0	55,401,446	7,803,130
Subtraction	(56,243,877)	(7,705,380)
Unrealized gains (losses) accumulated in other comprehensive income	0	0	(62,795)
Total realized gains	62,795	8,603	842,431
Exchange differences	0	0
Fair value	0	0	56,181,082	7,696,777
Allowance for Credit Loss			0
Amortized cost	0		56,243,877		0
Wealth management products with no fixed term
Financial investments
Fair value	350,537,587	48,023,453	0
Additions	0	0	350,000,000	49,296,469
Subtraction	(326,818,365)	(44,773,932)
Unrealized gains (losses) accumulated in other comprehensive income	485,868	66,564	537,587
Total realized gains	6,818,365	934,112	0
Exchange differences	0	0
Fair value	31,023,455	4,250,197	350,537,587	48,023,453
Allowance for Credit Loss	0		0
Amortized cost	30,000,000		350,000,000		4,109,983
Fund Linked Notes
Financial investments
Fair value	0	0
Additions	125,500,826	17,193,543
Subtraction	(15,934,002)	(2,182,950)
Unrealized gains (losses) accumulated in other comprehensive income	0	0
Total realized gains	1,033,826	141,634
Exchange differences	1,085,278	148,682
Fair value	111,685,928	$ 15,300,909	¥ 0	$ 0
Allowance for Credit Loss	0
Amortized cost	¥ 111,685,928				$ 15,300,909